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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANIES

REGISTRATION NO.
811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
c/o Miles Capital

1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Elizabeth Grob, Esq.

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600, Des Moines, Iowa 50309

 (NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger, Esq.	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	CLINE, WILLIAMS, WRIGHT,
1415 28th STREET, SUITE 200	JOHNSON & OLDFATHER
WEST DES MOINES, IOWA 50266	1900 U.S. BANK BUILDING,
233 S.13TST
LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30

DATE OF REPORTING PERIOD: 09/30/2010

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS

IPAIT - Iowa Public Agency Investment Trust Div
9/30/2010

Principal		Description	Amortized Cost

Govt & Agency Sec
6,000,000		FHLB	6,000,324.52
		1.5% Due 10/18/10
		3133XUYG2
6,000,000		FFCB Var	6,000,000.00
		Var Due 11/04/10
		31331GDY2
5,000,000		FHLB	5,019,039.04
		1.625% Due 01/21/11
		3133XSVR6
5,000,000		U.S. Treasury Note	5,006,889.87
		0.875% Due 01/31/11
		912828JY7
5,000,000		FNMA DN	4,991,868.94
		0.000% Due 02/28/11
		313588CL7
5,000,000		FNMA DN	4,990,131.07
		0.000% Due 03/01/11
		313588CM5
5,000,000		FHLMC Var	5,005,442.15
		Var Due 03/09/11
		3128X8RC8
5,000,000		FHLMC Var	5,003,173.15
		Var Due 04/07/11
		3128X8VE9
5,000,000		FNMA	5,029,786.40
		1.375% Due 04/28/11
		31398AWQ1
6,000,000		FHLMC	6,050,088.58
		1.250% Due 08/15/11
		3128X8Q70
6,000,000		FFCB Var	6,002,304.87
		Var Due 09/15/11
		31331GQ44
11,000,000		FFCB Var	11,000,622.55
		Var Due 02/13/12
		31331JKK8
5,000,000		FFCB Var	5,000,816.46
		Var Due 05/14/12
		31331JNJ8
75,000,000	TOTAL	Govt & Agency Sec	75,100,487.60	15.08%

Repurchase Agreement
53,960,000		Banc America-IPAIT	53,960,000.00
		0.22% due 10/01/10
200,000,000		Morgan Stanley-IPAIT	200,000,000.00
		0.25% due 10/01/10
253,960,000	TOTAL	Repurchase Agreement	253,960,000.00	51.00%

Short-Term Invest
15,066,803		FNB Omaha NOW Acct	15,066,803.30
		0.250%
		SA6000242
23,047,725		West Bank NOW Acct	23,047,724.69
		0.200%
		SA6000457
15,032,436		Great Western NOW	15,032,436.15
		Variable
		SA6000267
6,752,000		Wells Fargo PF Dep	6,752,000.00
		Variable
		SAA500170
18,007,000		Wells Fargo Savings	18,007,000.00
		Variable
		SAA500345
1,000,000		CDARS West Bank	1,000,000.00
		0.500% Due 11/04/10
5,500,000		CDARS West Bank	5,500,000.00
		1.350% Due 11/12/10
5,000,000		CDARS West Bank	5,000,000.00
		1.350% Due 11/18/10
6,000,000		CDARS West Bank	6,000,000.00
		1.350% Due 12/02/10
5,000,000		CDARS West Bank	5,000,000.00
		1.350% Due 12/09/10
5,000,000		CDARS West Bank	5,000,000.00
		1.350% Due 01/13/11
1,000,000		Maquoketa State Bank	1,000,000.00
		0.700% Due 01/20/11
5,000,000		CDARS West Bank	5,000,000.00
		0.750% Due 02/03/11
1,000,000		CDARS West Bank	1,000,000.00
		0.350% Due 02/10/11
5,000,000		CDARS West Bank	5,000,000.00
		0.300% Due 02/24/11
4,500,000		CDARS West Bank	4,500,000.00
		0.750% Due 03/03/11
5,000,000		CDARS West Bank	5,000,000.00
		0.350% Due 03/31/11
1,000,000		CDARS AMER NAT'L OMA	1,000,000.00
		0.450% Due 04/07/11
5,000,000		CDARS West Bank	5,000,000.00
		0.350% Due 04/21/11
1,000,000		Peoples Bk-Rock Vall	1,000,000.00
		0.380% Due 04/25/11
		CD9998658
6,000,000		CDARS West Bank	6,000,000.00
		0.750% Due 05/05/11
6,000,000		CDARS West Bank	6,000,000.00
		0.750% Due 05/12/11
5,000,000		CDARS West Bank	5,000,000.00
		0.750% Due 07/21/11
6,000,000		CDARS West Bank	6,000,000.00
		0.650% Due 07/28/11
1,000,000		CDARS West Bank	1,000,000.00
		0.650% Due 08/11/11
6,000,000		CDARS West Bank	6,000,000.00
		0.500% Due 09/01/11
5,000,000		CDARS West Bank	5,000,000.00
		0.660% Due 10/13/11
168,905,964	TOTAL	Short-Term Invest	168,905,964.14	33.92%

497,865,964		TOTAL PORTFOLIO	497,966,451.74	100.00%

ITEM 2.  CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF NOVEMBER 24, 2010, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT’S LAST FISCAL QUARTER THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

(A) CERTIFICATIONS FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By

Dianne Kiefer, Chair and Trustee

Date: November 24, 2010

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

By

Dave Miles, Chief Executive Officer, November 24, 2010

By

Amy Mitchell, Chief Financial Officer, November 24, 2010